Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of Preferred Shares Activities

The Company’s Preferred Shares activities for the years ended December 31, 2018 and 2019 are summarized below:

	Round A Preferred Shares		Round B Preferred Shares		Class A-1 Preferred Shares		Class A-2 Preferred Shares		Series A Preferred Shares
	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)	Number of shares	Amount (US$)
Balances as of December 31, 2017	19,038,000	16,096,784	13,663,700	27,876,810	-	-	-	-	-	-
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		1,018,493	-	1,574,737					-	-
*Reorganization - Extinguishment of 8.36% Round A preferred shares and exchanged into Class A Ordinary Shares	(9,519,000)	(8,754,168)	-	-	-	-	-	-	-	-
*Reorganization - Preferred shares exchanged into redeemable non-controlling interests (Note 20)	-	-	(2,846,600)	(6,167,333)	-	-	-	-	-	-
*Reorganization - Extinguishment of Round A and Round B preferred shares	(9,519,000)	(8,361,109)	(10,817,100)	(23,284,214)	9,519,000	19,495,152	10,817,100	26,172,432	-	-
*Reorganization - Subscription receivables					-	-	-	(89,222)	-	-
Issuance of convertible redeemable preferred shares, net of issuance costs	-	-	-	-	-	-	-	-	7,938,915	22,429,967
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization	-	-	-	-	-	-	-	-	-	445,177
Balances as of December 31, 2018	-	-	-	-	9,519,000	19,495,152	10,817,100	26,083,210	7,938,915	22,875,144
*Reorganization - Subscription receivables	-	-	-	-	-	-	-	89,222	-	-
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization	-	-	-	-	-	-	-	-	-	1,022,461
Conversion of preferred shares to Class A ordinary shares	-	-	-	-	(9,519,000)	(19,495,152)	(10,817,100)	(26,172,432)	(7,938,915)	(23,897,605)
Balances as of December 31, 2019	-	-	-	-	-	-	-	-	-	-

*These were transactions occurred during the Reorganization process of the Group, details please refer to Note 1(b), Note 19 and Note 20.